LEASES - Minimum payments lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Total minimum payments lease liabilities	$ 2,989,925	$ 2,500,022
Buildings
LEASES
Total minimum payments lease liabilities	2,960,936	2,470,523
Computer equipment
LEASES
Total minimum payments lease liabilities	23,186	29,100
Furniture and fixtures
LEASES
Total minimum payments lease liabilities	5,611
Vehicles
LEASES
Total minimum payments lease liabilities	192	399
No more than twelve months after the reporting period
LEASES
Total minimum payments lease liabilities	26,059	24,207
No more than twelve months after the reporting period | Buildings
LEASES
Total minimum payments lease liabilities	24,464	21,050
No more than twelve months after the reporting period | Computer equipment
LEASES
Total minimum payments lease liabilities	1,523	2,964
No more than twelve months after the reporting period | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	0
No more than twelve months after the reporting period | Vehicles
LEASES
Total minimum payments lease liabilities	72	193
Between 1 and 3 years
LEASES
Total minimum payments lease liabilities	99,461	89,785
Between 1 and 3 years | Buildings
LEASES
Total minimum payments lease liabilities	87,714	73,316
Between 1 and 3 years | Computer equipment
LEASES
Total minimum payments lease liabilities	10,641	16,263
Between 1 and 3 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	986
Between 1 and 3 years | Vehicles
LEASES
Total minimum payments lease liabilities	120	206
Between 3 and 5 years
LEASES
Total minimum payments lease liabilities	332,577	303,020
Between 3 and 5 years | Buildings
LEASES
Total minimum payments lease liabilities	318,197	301,470
Between 3 and 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	9,755	1,550
Between 3 and 5 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	4,625
Between 3 and 5 years | Vehicles
LEASES
Total minimum payments lease liabilities	0	0
Greater than 5 years
LEASES
Total minimum payments lease liabilities	2,531,828	2,083,010
Greater than 5 years | Buildings
LEASES
Total minimum payments lease liabilities	2,530,561	2,074,687
Greater than 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	1,267	8,323
Greater than 5 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities	0
Greater than 5 years | Vehicles
LEASES
Total minimum payments lease liabilities	$ 0	$ 0